CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss attributable to T Stamp Inc.	$ (12,091,540)	$ (9,057,163)
Net loss attributable to non-controlling interest	0	(1,743)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	760,497	573,755
Stock-based compensation	2,399,063	2,780,639
Change in fair value of warrant liability	(113,125)	86,944
Repayment of shareholder loan through in-kind services	111,720	261,794
Impairment of digital assets	27,934
Non-cash interest expense	16,458	12,252
Non-cash lease expense	266,086
Changes in assets and liabilities:
Accounts receivable	269,911	(1,137,433)
Related party receivables	(17,798)	857
Prepaid expenses and other current assets	373,760	(537,607)
Other assets	178,140	19,816
Accounts payable	630,492	(73,565)
Accrued expenses	40,290	250,329
Related party payables	20,403	(195,532)
Deferred revenue	1,308,247	34,328
Income tax payable	21,076
Operating lease liabilities	(258,892)
Customer deposit liabilities	(280,108)	280,108
Net cash flows from operating activities	(6,337,386)	(6,702,221)
Cash flows from investing activities:
Purchases of property and equipment	(30,842)	(34,217)
Capitalized internally developed software costs	(776,055)	(482,219)
Acquisition of Pixelpin intangible asset	13,362	(90,621)
Purchase of digital assets	(30,000)
Patent application costs	(174,655)	(161,296)
Net cash flows from investing activities	(998,190)	(768,353)
Cash flows from financing activities:
Proceeds from issuance of common stock	983,195	7,633,045
Proceeds from issuance of Common Stock warrants	667,290	1,129,535
Proceeds from exercise of warrants to common stock	3,383,762	150
Proceeds from exercise of options to common stock	95,116
Proceeds from loan from Maltese government	61,361	844,006
Repayment of debt		(344,219)
Proceeds from repayment of shareholder loan		75,000
Principal payments on financial liabilities	(89,530)
Net cash flows from financing activities	5,101,194	9,337,517
Effect of foreign currency translation on cash	13,181	138,800
Net change in cash and cash equivalents	(2,221,201)	2,005,743
Cash and cash equivalents, beginning of period	3,475,695	1,469,952
Cash and cash equivalents, end of period	1,254,494	3,475,695
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	8	$ 30,215
Supplemental disclosure of non-cash activities:
Property and equipment financial liability	297,150
Operating lease right-of-use assets established upon adoption of ASC 842	322,559
Operating lease liabilities established upon adoption of ASC 842	302,573
Adjustment to operating lease right-of-use assets related to renewed leases	259,292
Adjustment to operating lease operating lease liabilities related to renewed leases	236,521
Prepaid rent expense reclassified upon adoption of ASC 842	$ 42,756